Acquisitions and Other - Impact of Acquisition to Assets, Liabilities, and Equity (Details)	Jan. 05, 2021 CAD ($)
Share purchase
Disclosure of detailed information about business combination [line items]
Cash consideration	$ (308,000,000)
Intangible assets	341,000,000
Goodwill	409,000,000
Total assets	442,000,000
Net liabilities	(119,000,000)
Total liabilities	(125,000,000)
Non-controlling interests	(317,000,000)
Retained earnings	0
Total equity	(317,000,000)
Put option adjustments
Disclosure of detailed information about business combination [line items]
Cash consideration	0
Intangible assets	0
Goodwill	0
Total assets	0
Net liabilities	0
Total liabilities	(441,000,000)
Non-controlling interests	302,000,000
Retained earnings	139,000,000
Total equity	441,000,000
Crescent
Disclosure of detailed information about business combination [line items]
Cash consideration	(308,000,000)
Intangible assets	341,000,000
Goodwill	409,000,000
Total assets	442,000,000
Net liabilities	(119,000,000)
Total liabilities	(566,000,000)
Non-controlling interests	(317,000,000)
Retained earnings	139,000,000
Total equity	124,000,000
Crescent - Minority Shareholders
Disclosure of detailed information about business combination [line items]
Non-controlling interests	(15,000,000)
Contingent Consideration Liability | Share purchase
Disclosure of detailed information about business combination [line items]
Other financial liabilities	(6,000,000)
Contingent Consideration Liability | Put option adjustments
Disclosure of detailed information about business combination [line items]
Other financial liabilities	0
Contingent Consideration Liability | Crescent
Disclosure of detailed information about business combination [line items]
Other financial liabilities	(6,000,000)
Put Option Liability | Share purchase
Disclosure of detailed information about business combination [line items]
Other financial liabilities	0
Put Option Liability | Put option adjustments
Disclosure of detailed information about business combination [line items]
Other financial liabilities	(441,000,000)
Put Option Liability | Crescent
Disclosure of detailed information about business combination [line items]
Other financial liabilities	$ (441,000,000)